UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         40 West 57th Street, 33rd Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Esq.
                    Banc of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-772-3333

                        DATE OF FISCAL YEAR END: MARCH 31

                    DATE OF REPORTING PERIOD: MARCH 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

---------------------------------------------------------      BACAP Alternative
                                                        Multi-Strategy Fund, LLC








     FINANCIAL STATEMENTS
     FOR THE YEAR ENDED MARCH 31, 2007

     WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2007

                                    CONTENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......................1

STATEMENT OF ASSETS, LIABILITIES AND INVESTORS' CAPITAL.......................2

SCHEDULE OF INVESTMENTS.......................................................3

STATEMENT OF OPERATIONS.......................................................5

STATEMENT OF CHANGES IN INVESTORS' CAPITAL....................................6

STATEMENT OF CASH FLOWS.......................................................7

FINANCIAL HIGHLIGHTS..........................................................8

NOTES TO FINANCIAL STATEMENTS.................................................9

FUND GOVERNANCE (UNAUDITED)..................................................17

CHANGE IN INVESTMENT COMMITTEE MEMBERSHIP (UNAUDITED)........................19




CAPITALIZED TERMS IN THESE FINANCIAL STATEMENTS THAT ARE NOT DEFINED HAVE THE MEANINGS GIVEN TO THEM IN THE FUND'S PROSPECTUS.

[LOGO OMITTED]
PRICEWATERHOUSECOOPERS LLP
--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                              300 Madison Avenue
                                                               New York NY 10017
                                                         Telephone (646)471-3000
                                                     Direct phone (646) 471-3000
                                                       Direct fax (813) 286-6000


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Managers and Investors of BACAP Alternative Multi-Strategy Fund, LLC

In our opinion, the accompanying statement of assets, liabilities and investors' capital, including the schedule of investments, and the related statements of operations, of changes in investors' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of BACAP Alternative Multi-Strategy Fund, LLC (the "Fund") at March 31, 2007, and the results of its operations, the changes in its investors' capital, its cash flows and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2007 by correspondence with the custodian and portfolio funds, provide a reasonable basis for our opinion.

As explained in Note 2, the financial statements include investments held by the Fund valued at $97,106,455 (97.35% of the Fund's net assets) at March 31, 2007, the values of which have been fair valued by the Investment Manager based on estimates provided by each portfolio fund, under the general supervision of the Board of Managers, in the absence of readily ascertainable market values. These estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


[SIGNATURE OMITTED]
/s/ PRICEWATERHOUSECOOPERS LLP


May 29, 2007

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF ASSETS, LIABILITIES AND INVESTORS' CAPITAL
--------------------------------------------------------------------------------


                                                                  MARCH 31, 2007
ASSETS
Investments in Portfolio Funds, at fair value (cost $82,029,323)   $ 97,106,455
Cash and cash equivalents                                             2,067,034
Investments in Portfolio Funds paid in advance                        3,750,000
Redemptions receivable from Portfolio Funds                           1,976,491
Other assets                                                             45,868
                                                                  --------------
    TOTAL ASSETS                                                    104,945,848
                                                                  --------------

LIABILITIES
Capital contributions received in advance                             4,858,500
Management fee payable                                                  104,015
Investor servicing fee payable                                           21,202
Administration fee payable                                                6,878
Professional fees payable                                               185,407
Accrued expenses                                                         19,553
                                                                  --------------
    TOTAL LIABILITIES                                                 5,195,555
                                                                  --------------
            NET ASSETS                                             $ 99,750,293
                                                                  ==============
Net capital (1)                                                    $ 84,673,161
Net unrealized appreciation on investments in Portfolio Funds        15,077,132
                                                                  --------------
            TOTAL INVESTORS' CAPITAL                               $ 99,750,293
                                                                  ==============



(1) Net capital includes cumulative net investment gains/(losses) and net realized gains/(losses) on investments in Portfolio Funds.






   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                    MARCH 31, 2007
                                                                   -----------------------------------------------
                                                                                                            % OF
                                                                                          FAIR               NET
                                                                          COST            VALUE             ASSETS*

INVESTMENTS IN PORTFOLIO FUNDS
EMERGING MARKETS
  Henderson Asia Pacific Absolute Return Fund, Ltd.                  $ 2,500,000         $2,610,335          2.62%
  The Rohatyn Group Global Opportunity Fund, L.P.                      3,000,000          3,187,600          3.20
  Spinnaker Global Opportunity Fund, Ltd.                              1,346,017          3,306,812          3.31
                                                                    --------------      -------------       -------
TOTAL EMERGING MARKETS                                                 6,846,017          9,104,747          9.13

EQUITY HEDGE
  Alydar Fund, L.P.+                                                   5,217,712          5,712,753          5.73
  New Star UK Gemini Hedge Fund, Ltd.                                  2,366,071          2,745,214          2.75
  Prism Partners QP, L.P.++                                            4,324,033          5,075,550          5.09
  Royal Capital Value Fund (QP), L.P.                                  3,714,173          4,192,883          4.21
  Seligman Tech Spectrum Fund, LLC                                     2,900,000          3,103,251          3.11
  TCS Capital II, L.P.                                                 1,575,357          3,752,612          3.76
  Tiedemann Falconer Partners, L.P.                                    4,250,000          4,730,543          4.74
  Tiedemann Japan QP, L.P.                                             2,600,000          2,594,527          2.60
                                                                   --------------      -------------       -------
TOTAL EQUITY HEDGE                                                    26,947,346         31,907,333         31.99

EVENT DRIVEN
  Centaurus Alpha Fund, L.P.                                           3,475,000          4,229,128          4.24
  Delaware Street Capital, L.P.                                          111,575             98,220          0.10
  Golden Tree Capital Solutions Fund                                   1,500,000          1,856,562          1.86
  Gracie Capital, L.P.                                                 2,000,000          2,432,989          2.44
  Halcyon Enhanced Fund, L.P.                                          3,026,335          3,260,707          3.27
  JANA Partners, L.P.                                                  2,264,241          3,871,391          3.88
  Longacre Capital Partners                                            3,276,705          4,184,745          4.20
  Strategic Value Restructuring Fund, L.P.                             3,450,000          4,183,892          4.19
  Trafalgar Catalyst Fund                                              3,256,771          3,831,252          3.84
  Trafalgar Recovery Fund                                              2,000,000          2,414,448          2.42
  TT Event Driven Alpha Fund, Ltd.                                     2,527,511          2,744,095          2.75
  Waterfall Eden Fund, L.P.                                            2,000,000          1,985,000          1.99
                                                                    --------------      -------------       -------
TOTAL EVENT DRIVEN                                                    28,888,138         35,092,429         35.18

MACRO
  Aspect US Fund, LLC "Diversified Class"                              2,287,759          2,285,421          2.29
  Brevan Howard, L.P.                                                  3,500,000          4,102,686          4.11
                                                                   --------------      -------------       -------
TOTAL MACRO                                                            5,787,759          6,388,107          6.40

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                    MARCH 31, 2007
                                                                   -----------------------------------------------
                                                                                                            % OF
                                                                                          FAIR               NET
                                                                          COST            VALUE             ASSETS*
INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)
RELATIVE VALUE
  Aristeia Partners, L.P.                                            $ 2,900,000        $ 3,110,333          3.12 %
  DRV Sunrise Fund I, Ltd.+++                                          5,137,373          5,469,109          5.48
  Lydian Partners II, L.P.                                             3,250,000          3,476,290          3.49
  TQA Arbitrage Fund, L.P.                                             2,272,690          2,558,107          2.56
                                                                   --------------      -------------       -------
TOTAL RELATIVE VALUE                                                  13,560,063         14,613,839         14.65


           TOTAL INVESTMENTS IN PORTFOLIO FUNDS                      $82,029,323        $97,106,455         97.35 %
                                                                   ==============      =============       =======

           ---------------------------------------------------------------------
            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
                       IN PORTFOLIO FUNDS, AT FAIR VALUE

                                                % of Total
              Strategy                Investments in Portfolio Funds
           ----------------------------------------------------------
           Event Driven                           36.14%
           Equity Hedge                           32.86%
           Relative Value                         15.05%
           Emerging Markets                        9.37%
           Macro                                   6.58%
                                             ------------
                                                 100.00%
           ---------------------------------------------------------------------
*Percentages are based on net assets of $99,750,293.
For Portfolio Funds greater than 5.00% of net assets, the following are the redemption cycles:
+Subject to one year lockup on initial investment with subsequent quarterly redemption cycle.
++Subject to 13 month soft lockup on initial investment with subsequent quarterly redemption cycle.
+++Subject to monthly redemption cycle.

The aggregate cost of investments for tax purposes was approximately $84,690,571. Net unrealized appreciation on investments for tax purposes was $12,415,884 consisting of $12,873,069 of gross unrealized appreciation and $457,185 of gross unrealized depreciation.

The  investments  in  Portfolio  Funds  shown  above,   representing  97.35%  of
Investors' capital, have been fair valued in accordance with procedures established by the Board of Managers (See Note 2).



   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                  FOR THE YEAR ENDED
                                                                                   MARCH 31, 2007
INVESTMENT INCOME

  Interest income                                                                  $     276,811
                                                                                  ---------------
           TOTAL INVESTMENT INCOME                                                       276,811


EXPENSES

  Management fees                                                                      1,159,511
  Investor servicing fees                                                                231,843
  Administration fees                                                                     78,494
  Audit and tax service fees                                                             200,950
  Legal fees                                                                             180,645
  Insurance fees                                                                         102,248
  Board fees                                                                              33,017
  Registration fees                                                                       44,455
  Miscellaneous expenses                                                                 111,430
                                                                                  ---------------

           TOTAL EXPENSES                                                              2,142,593

  Reimbursement of fees (see Note 8)                                                     (22,500)
                                                                                  ---------------

           NET EXPENSES                                                                2,120,093
                                                                                  ---------------

           NET INVESTMENT LOSS                                                        (1,843,282)
                                                                                  ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN PORTFOLIO FUNDS
  Net realized gain on investments in Portfolio Funds                                  1,729,746
  Net change in unrealized appreciation on investments in Portfolio Funds              7,425,822
                                                                                  ---------------


           NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN PORTFOLIO FUNDS          9,155,568
                                                                                  ---------------

NET INCREASE IN INVESTORS' CAPITAL RESULTING FROM OPERATIONS                       $   7,312,286
                                                                                  ===============



   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF CHANGES IN INVESTORS' CAPITAL
--------------------------------------------------------------------------------

                                               AFFILIATED
                                                INVESTORS*     INVESTORS        TOTAL

INVESTORS' CAPITAL AT MARCH 31, 2005          $17,496,346    $ 54,269,144    $71,765,490

Contributions                                          --      14,531,135     14,531,135

Withdrawals                                      (168,875)    (15,244,651)   (15,413,526)

Allocation of net increase in Investors'
capital resulting from operations               1,040,746       3,333,078      4,373,824
                                             -------------  --------------  -------------

INVESTORS' CAPITAL AT MARCH 31, 2006           18,368,217      56,888,706     75,256,923
                                             -------------  --------------  -------------

Contributions                                          --      37,749,292     37,749,292

Withdrawals                                            --     (20,568,208)   (20,568,208)

Allocation of net increase in Investors'
capital resulting from operations               1,430,065       5,882,221      7,312,286
                                             -------------  --------------  -------------

INVESTORS' CAPITAL AT MARCH 31, 2007          $19,798,282    $ 79,952,011    $99,750,293
                                             =============  ==============  =============



* The affiliated Investors are NB Funding Company, LLC and Columbia Management Distributors, Inc.






   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------

                                                                                  FOR THE YEAR ENDED
                                                                                    MARCH 31, 2007

Cash flows from operating activities:
 Net increase in Investors' capital resulting from operations                            $  7,312,286
 Adjustments to reconcile net increase in Investors' capital resulting from operations to net cash used in operating activities:
      Net realized gain on investments in Portfolio Funds                                  (1,729,746)
      Net change in unrealized appreciation on investments in Portfolio Funds              (7,425,822)
      Cost of investments purchased                                                       (62,376,335)
      Proceeds from sale of investments                                                    32,631,530
    (Increase)/decrease in operating assets:
      Investments in Portfolio Funds paid in advance                                        3,050,000
      Redemptions receivable from Portfolio Funds                                          10,008,255
      Other assets                                                                              6,636
    Increase/(decrease) in operating liabilities:
      Management fee payable                                                                   25,541
      Administration fee payable                                                                 (222)
      Investor servicing fee payable                                                            4,335
      Professional fees payable                                                               (27,884)
      Accrued expenses                                                                         (9,393)
                                                                                         -------------

        NET CASH USED IN OPERATING ACTIVITIES                                             (18,530,819)
                                                                                         -------------

Cash flows from financing activities:
 Capital contributions                                                                     37,749,292
 Capital withdrawals                                                                      (20,568,208)
 Increase in capital contributions received in advance                                      2,898,550
                                                                                         -------------

        NET CASH PROVIDED BY FINANCING ACTIVITIES                                          20,079,634
                                                                                         -------------

Net increase in cash and cash equivalents                                                   1,548,815

Cash and cash equivalents, beginning of year                                                  518,219
                                                                                         -------------

Cash and cash equivalents, end of year                                                   $  2,067,034
                                                                                         =============


The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The below ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total annual Investors' capital. Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. An individual investor's return may vary from these returns based on the timing of capital contributions and withdrawals.

                                                                  YEARS ENDED MARCH 31,            APRIL 1, (2003)
                                                       -------------------------------------------- (COMMENCEMENT
Ratios to average Investors' capital:                                                               OF OPERATIONS)
                                                                                                   THROUGH MARCH 31,
                                                          2007            2006           2005            2004
                                                       -----------    ------------   ------------   -------------

Net investment loss - prior to incentive allocation      (2.02%)  (7)   (2.49%)         (2.56%)        (2.36%)   (1)(2)
Incentive allocation                                      0.00%   (6)    0.00%    (6)   (0.03%)        (0.50%)
                                                       -----------    ------------   ------------   -------------
Net investment loss - net of incentive allocation        (2.02%)  (7)   (2.49%)         (2.59%)        (2.86%)   (1)
                                                       ===========    ============   ============   =============

Expenses before organization expenses (3)                 2.32%   (7)    2.74%           2.66%          2.72%    (1)(4)
                                                       -----------    ------------   ------------   -------------

Expenses (3)                                              2.32%   (7)    2.74%           2.66%          2.87%    (1)(2)
Incentive allocation (3)                                  0.00%   (6)    0.00%    (6)    0.03%          0.50%
                                                       -----------    ------------   ------------   -------------
Total expenses and incentive allocation (3)               2.32%   (7)    2.74%           2.69%          3.37%    (1)(2)
                                                       ===========    ============   ============   =============

Total return - prior to incentive allocation(5)           7.79%          6.38%           2.61%         10.34%
Incentive allocation                                      0.00%   (6)    0.00%   (6)    (0.02%)        (0.46%)
                                                       -----------    ------------   ------------   -------------
Total return - net of incentive allocation(5)             7.79%          6.38%           2.59%          9.88%
                                                       -----------    ------------   ------------   -------------
Portfolio turnover rate                                  37.40%         47.84%          61.24%         43.16%
                                                       ===========    ============   ============   =============

Investors' capital, end of period ($000)                $99,750        $75,257         $71,765        $64,155
                                                       ===========    ============   ============   =============

(1)  Annualized.
(2) Includes organization expenses of $45,000 incurred prior to commencement of operations, charged to Investors' Capital Accounts.
(3) Does not include expenses of the Portfolio Funds in which the Fund invests. The expense ratio (expense and incentive allocation ratio) is calculated for the Investors taken as a whole. The computation of such ratios based on the amount of expenses and incentive allocation assessed to an individual Investor's capital may vary from these ratios based on the timing of capital transactions.
(4) Does not include organization expenses charged during the year ended March 31, 2004 in the amount of $22,668.
(5) Total return is calculated for all the Investors taken as a whole, net of all fees, except where noted that performance is prior to incentive fee allocation. An individual Investor's return may vary from these returns based on the timing of capital transactions.
(6) Effective December 1, 2005, the Fund terminated the incentive fee accrual retroactively to April 1, 2005.
(7) If expenses had not been voluntarily reimbursed by the Adviser, the ratios of net investment loss and expenses to average Investors' Capital would be (2.05%) and 2.35%, respectively.




   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


 1.   ORGANIZATION

      BACAP Alternative Multi-Strategy Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's limited liability company interests ("Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund commenced investment operations on April 1, 2003.

      Banc of America Investment Advisors, Inc. ("BAIA") serves as the Fund's investment adviser ("Adviser") and has the responsibility for the management of the business and affairs of the Fund on a daily basis. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Prior to June 13, 2005, Columbia Management Advisors, LLC (formerly known as Banc of America Capital Management, LLC) ("CMA"), an advisory affiliate of the Adviser, served as the investment adviser to the Fund. Investors approved the Investment Advisory Agreement with the Adviser at a meeting held on June 13, 2005.

      The investment objective of the Fund is to generate consistent long-term capital appreciation with low volatility and limited risk under a wide range of market conditions. The Fund attempts to achieve the investment objective by allocating its assets among at least 15 private investment funds, discretionary managed accounts or special purpose vehicles created for the Fund (collectively, "Portfolio Funds"). The Adviser allocates the assets of the Fund among Portfolio Funds that generally employ one or more of the following strategies: (i) Event Driven (e.g. Risk (Merger) Arbitrage, High Yield Securities, Distressed Securities and Special Situations); (ii) Relative Value (e.g. Convertible Arbitrage, Fixed Income Arbitrage, Statistical Arbitrage and Capital Structure Arbitrage); (iii) Equity Hedge; (iv) Macro; and (v) Other.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


      The following are the significant accounting policies adopted by the Fund:

         A. VALUATIONS

         The Fund's investments are valued by the Adviser as of the close of business on the last business day of each month in accordance with policies and procedures approved by the Fund's Board of Managers. The Fund's investments in Portfolio Funds may be subject to limitations on redemptions, including the assessment of early redemption fees. In addition, market quotations for such interests are not available. As a result, the Fund's investments in Portfolio Funds are valued at fair value, which normally will be the value determined by the portfolio managers or administrators of the Portfolio Funds. Such value of the Fund's interest in a Portfolio Fund generally represents the Fund's proportionate share of the net assets of the Portfolio Fund. The value of the Fund's investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. VALUATIONS (CONTINUED)

         Fund's share of net earnings from the Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from the Portfolio Funds. The Fund and the Adviser rely upon audited and unaudited reports and estimates prepared by or for the Portfolio Fund and any other information that they may receive from the Portfolio Fund, which may be subject to adjustment by the Portfolio Fund or its manager or administrator. The values assigned to the Fund's investments in Portfolio Funds may not represent amounts that would ultimately be realized, as such amounts depend on future circumstances and cannot be determined until the liquidation of the Fund's interest in the Portfolio Fund. The estimated value of the Fund's interests in Portfolio Funds may differ significantly from the value received upon liquidation. Neither the Fund nor the Adviser will be able to confirm independently the accuracy of the valuations provided by the Portfolio Funds or their portfolio managers or administrators.

         Portfolio  Funds,  or  their   administrators  or  portfolio  managers,
         generally use an independent pricing source to value the funds' securities. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either meaningful third-party transactions in the private market, or fair value deemed appropriate by the Portfolio Fund or its portfolio manager or administrator. In such instances, consideration may also be given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon the sale of the securities and other factors deemed relevant by the Portfolio Fund or its portfolio manager or administrator.

         Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold all or a portion of these investments separately from the rest of their portfolio. These separate baskets of illiquid securities may be subject to restrictions on liquidation that are more strict than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Fund liquidates its interests in such a Portfolio Fund, it may be required to maintain these illiquid securities for an extended period of time. The value of these baskets of illiquid securities may fluctuate significantly.

         B. SECURITY TRANSACTIONS

         Purchases of investments in Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund and sales of Portfolio Funds are recorded as of the last day of legal ownership or participation. Purchases and sales of other securities are accounted for on the trade-date basis. Realized gains and losses are recorded at the time of disposition of the respective investment on an average cost basis.

         C. INTEREST AND DIVIDENDS

         Interest income is recognized on an accrual basis. Dividend income is recognized on the ex-dividend date.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D. FUND EXPENSES

         The Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Fund (e.g., fees and expenses charged by the Adviser and Portfolio Funds, placement fees, professional fees, custody and administration fees).

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of cash on hand and liquid investments with original maturities of less than 90 days. As of March 31, 2007, the Fund has $2,067,034 in cash and cash equivalents held in an interest-bearing sweep account.

         F. INCOME TAXES

         The Fund is not subject to federal and state income tax. Accordingly, for federal and state income tax purposes, each Investor is responsible for the tax liability or benefit related to his/her share of taxable income or loss.

3.    INVESTORS' CAPITAL ACCOUNTS

      A separate Capital Account is maintained for each Investor of the Fund. The increase or decrease in Investors' capital resulting from operations is allocated to each Investor at the end of each calendar month, based on its pro-rata share of aggregated capital in the Fund.

      As of the last day of each calendar month, any net profit or net loss for the calendar month, and any offering costs required by applicable accounting principles to be charged to capital that are paid or accrued during the calendar month, are allocated among and credited to or debited against the Capital Accounts of the Investors in accordance with their respective Capital Account balances for such calendar month.

         A. CONTRIBUTIONS

         Interests  in  the  Fund  are  offered  through   Columbia   Management
         Distributors, Inc. (the "Distributor") (successor to BACAP Distributors, LLC), an affiliate of the Adviser, and through Selling Agents exclusively to "qualified clients" as defined in the regulations under the Advisers Act.

         Investments in the Fund may be subject to a sales load of up to 3.00%. The sales load may be waived by the Fund for certain types of investors. In addition, the Fund may compensate Selling Agents for selling Interests to their customers. The Fund may pay Selling Agents a service fee for investor service and account maintenance services.

         B. WITHDRAWALS

         The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Investors. Repurchases are made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally include an offer to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should repurchase Interests, the Board

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


3.    INVESTORS' CAPITAL ACCOUNTS (CONTINUED)

         B. WITHDRAWALS (CONTINUED)

         considers  recommendations  from  the  Adviser.   Depending  on  market
         conditions and other factors, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests from Investors twice each year, effective as of June 30 and December 31 of each year. For the year ended March 31, 2007, tender offers were conducted by the Fund as of June 30, 2006 and December 31, 2006 in the amounts of $6,416,584 and $14,151,624, respectively.

4.    INVESTMENTS IN PORTFOLIO FUNDS

      The agreements related to investments in Portfolio Funds typically provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance/incentive fees or allocations of up to 25% of net profits earned. The Portfolio Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment. Some Portfolio Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of the Portfolio Funds are expected to make distributions (e.g., dividend payments to investors).

      Aggregate purchases and sales of Portfolio Funds for the year ended March 31, 2007, amounted to $62,376,335 and $32,631,530, respectively.

5.    MANAGEMENT FEES

      In consideration of services provided by the Adviser, the Fund pays the Adviser a monthly fee (the "Management Fee") computed at an annual rate of 1.25% of the net assets of the Fund as of the last day of each month, before reduction for any repurchases of Interests. Ordinary operating expenses do not include organizational costs, interest, taxes, and extraordinary expenses.

6.    ADMINISTRATION, SUB-ADMINISTRATION AND REGULATORY ADMINISTRATION
      AGREEMENTS

      The Fund has entered into an administration agreement with the Adviser to perform certain administration services. Under the administration agreement, the Adviser provides, or arranges to provide certain accounting, administrative, and transfer agency services to the Fund.

      Per the administration agreement, the Fund pays the Adviser a monthly administration fee computed at the annual rate of 0.07% of the net assets of the Fund before reduction for any repurchases of Interests, as well as other expenses set forth in the administration agreement. For the year ended March 31, 2007, the Fund paid an administration fee of $78,494.

      The Fund and the Adviser have contracted with SEI Investments Global Fund Services ("SEI") as Sub-Administrator to perform administration services. The Adviser pays SEI a fee at the annual rate of 0.07% of the Fund's net asset value.

      The Fund has entered into an agreement with PFPC Inc. ("PFPC") to perform regulatory administration services. The Fund pays PFPC 0.015% per year on average net assets subject to a $30,000 minimum fee.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


6. ADMINISTRATION, SUB-ADMINISTRATION AND REGULATORY ADMINISTRATION AGREEMENTS (CONTINUED)

      For the year ended March 31, 2007, the Fund paid $31,099 to PFPC under this agreement which is included in Miscellaneous expenses in the Statement of Operations.

 7.   INVESTOR SERVICING AGREEMENT

      The Fund pays the Distributor and/or Selling Agents a monthly Investor Servicing fee calculated at the annual rate of 0.25% of the net assets of the Fund as of the last day of each month to compensate securities dealers and other financial intermediaries for account maintenance services under the Investor Service Plan and Investor Service Agreement. Pursuant to the Investor Service Plan, intermediaries will handle investor inquiries regarding investments in the Fund, capital account balances and report and prepare tax information, assist in the maintenance of Fund records containing Investor information, and provide other such information and services as the Distributor or Adviser may reasonably request.

 8.   RELATED PARTY TRANSACTIONS

      Each manager who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $6,000 plus a fee of $1,000 for each meeting attended. Any manager or officer who is an "interested person" does not receive any annual fee or other fees from the Fund. All managers are reimbursed by the Fund for reasonable out-of-pocket expenses. During the year ended March 31, 2007, the Adviser voluntarily reimbursed the Fund $3,000 for the July 2006 Board meeting.

      During the year ended March 31, 2007, the Adviser also voluntarily reimbursed the Fund $19,500 for tax related services performed by PricewaterhouseCoopers LLP.

9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK, CONCENTRATION OF CREDIT RISK, AND OTHER RISKS

      In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. To the extent that the Fund's investment activity is limited to making investments in investment funds via limited partnership interests or limited liability company holdings, the Fund's risk of loss in these investment funds is generally limited to the value of these investments reported by the Fund. To date, the Fund has only invested in such limited partnership and limited liability company interests.

      Because the Fund is a closed-end investment company, its Interests are not redeemable at the option of Investors and will not be exchangeable for interests of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Interests at their investors' capital account value, the Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of the Fund's outstanding Interests. Because the Fund's investments in Portfolio Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases. Investors whose Interests are accepted for repurchase also bear the risk that the Fund's investors' capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


  9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK, CONCENTRATION OF CREDIT RISK, AND OTHER RISKS (CONTINUED)

      There are a number of other risks to the Fund. Three principal types of risk that can adversely affect the Fund's investment approach are market risk, strategy risk, and manager risk. The Fund is also subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, and other risks for the Fund and potentially for each Portfolio Fund.

10.   CONTINGENCIES AND COMMITMENTS

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. As of April 1, 2007, the Fund made investments in Centaurus Alpha Fund, L.P., JANA Partners, L.P. and Vicis Capital Fund for $750,000, $1,000,000 and $2,000,000, respectively. Such amounts are reflected as Investments in Portfolio Funds paid in advance in the Statement of Assets, Liabilities and Investors' Capital.

11.   LITIGATION EVENT

      The events described below have not directly impacted the Fund or had any known material adverse effect on its financial position or results of operations.

      On February 9, 2005, the Distributor and certain other affiliates of the Adviser, including the former investment adviser to the Fund, entered into Assurances of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlements") and consented to the entry of cease-and-desist orders by the Securities and Exchange Commission ("SEC") (the "SEC Orders") in connection with matters relating to mutual fund trading. A copy of the SEC Orders is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlements is available as part of the Bank of America Corporation Form 8-K filing of February 10, 2005.

      In connection with the events that resulted in the NYAG Settlements and SEC Orders, various parties have filed suit against certain Columbia Funds (including former Nations Funds), the Trustees of the Columbia Funds, FleetBoston Financial Corporation (the former parent of the Adviser) and certain of its affiliated entities and/or Bank of America Corporation and certain of its affiliated entities. More than 300 cases, including those filed against entities unaffiliated with the Columbia Funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities, have been transferred to a multi-district proceeding in the Federal District Court in Maryland for consolidated or coordinated pretrial proceedings. The parties have reached settlements or settlements in principle with respect to the claims in the proceeding concerning the Columbia Funds. All such settlements are subject to court approval. Certain other actions against certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities, alleging among other things excessive fees and inappropriate use of fund assets for distribution and other improper purposes, have been consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION on March 2, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


11.   LITIGATION EVENT (CONTINUED)

      December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 11, 2007, the District Court entered a preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by one or more affiliates of the Adviser, including payment of the plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

12.   NEW ACCOUNTING PRONOUNCEMENTS

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of March 31, 2007, the Fund does not expect the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statement of Changes in Investors' Capital for a fiscal period.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


13.   SUBSEQUENT EVENTS

      Subsequent to March 31, 2007, the Fund received additional capital contributions of $7,906,000.

      Effective April 1, 2007, the Fund terminated the Investor Servicing fee. However, services will continue to be provided according to the Investor Servicing Plan.












The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission's website at http://www.sec.gov.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FUND GOVERNANCE (UNAUDITED)
--------------------------------------------------------------------------------

The  identity  of the  Managers  and  executive  officers  of BACAP  Alternative
Multi-Strategy Fund, LLC and brief biographical information regarding each Manager and officer during the past five years is set forth below.


                                                                                    NUMBER OF
                                                                                    FUNDS IN
                                       TERM OF                                        FUND
                           POSITION   OFFICE AND                                     COMPLEX
                          HELD WITH   LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN    OTHER DIRECTORSHIPS HELD
 NAME, ADDRESS AND AGE     THE FUND  TIME SERVED    DURING THE PAST FIVE YEARS     BY MANAGER          BY MANAGER
------------------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT MANAGERS
------------------------------------------------------------------------------------------------------------------------
Thomas W. Brock           Manager     Indefinite    Chief Executive Officer,            2       Liberty All-Star Equity
c/o BACAP Alternative                 term;         Stone Harbor Investment                     Fund and Liberty
Multi-Strategy Fund, LLC              Manager       Partners (investment firm)                  All-Star Growth Fund,
40 West 57th Street                   since 2003    from April 2006; formerly,                  Inc. (registered
New York, NY  10019                                 Adjunct Professor, Columbia                 investment companies)
(Born 1947)                                         University Graduate School
                                                    of Business from September
                                                    1998 to April 2006;
                                                    Chairman, CEO, Salomon
                                                    Brothers Asset Management,
                                                    Inc. from 1993 to 1998.

Alan Brott                Manager     Indefinite    Consultant, since October           2                 None
c/o BACAP Alternative                 term;         1991; Associate Professor,
Multi-Strategy Fund, LLC              Manager       Columbia University Graduate
40 West 57th Street                   since 2003    School of Business, since
New York, NY  10019                                 2000.
(Born 1942)


Thomas G. Yellin          Manager     Indefinite    President, The Documentary          2                 None
c/o BACAP Alternative                 term;         Group since December 2002;
Multi-Strategy Fund, LLC              Manager       Executive Producer, ABC News
40 West 57th Street                   since 2003    from 1989 to December 2002.
New York, NY  10019
(Born 1954)

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FUND GOVERNANCE (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                           POSITION HELD WITH THE    TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
 NAME, ADDRESS AND AGE              FUND            LENGTH OF TIME SERVED                      YEARS
------------------------------------------------------------------------------------------------------------------------
                                                        OFFICERS
------------------------------------------------------------------------------------------------------------------------
Daniel S. McNamara         President                 1 year term;           Executive Vice President, Banc of America
40 West 57th Street                                  President since 2006   Investment Advisors, Inc. since 2006;
New York, NY 10019                                                          Managing Director, Bank of America
(Born 1966)                                                                 Investment Advisors, Inc., Alternative
                                                                            Investment Group since 2005; Managing
                                                                            Director, Bank of America Investment Advisors,
                                                                            Inc., Consulting Services Group and Investment
                                                                            Strategies Group from 2001 to 2005; Director,
                                                                            First Union Securities, Consulting Services
                                                                            Group from 2000 to 2001.


James R. Bordewick, Jr.    Senior Vice President,    1 year term since      Associate General Counsel, Bank of America
One Financial Center       Chief Legal Officer and   2006                   since April 2005; Senior Vice President and
Boston, MA 02111           Secretary                                        Associate General Counsel, MFS Investment
(Born 1959)                                                                 Management (investment management) prior to
                                                                            April 2005.


Alpesh Rathod              Senior Vice President     1 year term; since     GWIM Compliance Executive, Compliance Risk
40 West 57th Street        and Chief Compliance      2007                   Management, Bank of America since March
New York, NY 10019         Officer                                          2005; Vice President, Senior Compliance
(Born 1971)                                                                 Manager, Compliance Risk Management,
                                                                            September 2004 to March 2005; Vice
                                                                            President/Director of Investment Adviser
                                                                            Compliance, U.S. Trust, July 2002 to
                                                                            September 2004. Prior to 2002, Principal
                                                                            Consultant/Senior Manager, Regulatory
                                                                            Compliance Consulting Group,
                                                                            PricewaterhouseCoopers.


David Hohmann              Senior Vice President     1 year term;           Director, Alternative Investment Group
100 Federal Street         and Treasurer             Treasurer since 2005   Funds' Operations and Administration, Banc
Boston, MA 02110                                                            of America Investment Advisors, Inc. since
(Born 1967)                                                                 April 2004; Division Controller of
                                                                            FleetBoston's Principal Investing Group,
                                                                            March 1999 to March 2004.


Nichole Quinn              Vice President            1 year term; Vice      Managing Director, Marketing, Product
100 Federal Street                                   President since 2006   Management and Product Development,
Boston, MA 02110                                                            Alternative Investment Group, Bank of
(Born 1971)                                                                 America since June 2006; Managing Director,
                                                                            Product Management Consulting Services
                                                                            Group, Bank of America, January 2002 to June
                                                                            2006; Prior to January 2002, Director of
                                                                            Northeast, Consulting Services Group, First
                                                                            Union Securities


The Statement of Additional Information contains additional information about the Board of Managers and is available, without charge, upon request, by contacting the Fund toll-free at (888) 786-9977.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
CHANGE IN INVESTMENT COMMITTEE MEMBERSHIP (UNAUDITED)
--------------------------------------------------------------------------------


The Fund's portfolio management decisions are made by an investment committee. The persons listed below joined the committee during the past fiscal year. Lawrence Morgenthal resigned from the committee.

Daniel S. McNamara, President, BAIA, Managing Director, Investment Products Group, Acting Managing Director, Alternative Investment Group ("AI Group"). Mr. McNamara has served as BAIA's President since January 2006. In December 2005 he was named the Managing Director of Bank of America's Investment Products Group, in which the AI Group line of business is organized. From 2001 to 2006, Mr. McNamara was Managing Director of the Consulting Services Group and Investment Strategies Group. Prior to joining Bank of America Corporation in 2001, he served as the Director of the Consulting Services Group for First Union Securities from 2000 to 2001.

Mr. McNamara earned a BS in Economics from Rutgers University in 1988.

Joseph P. Quinlan, Managing Director, Chief Market Strategist, Investment Strategies Group and Senior Vice President, Banc of America Investment Advisors, Inc. As Managing Director and Chief Market Strategist, Mr. Quinlan oversees the development and implementation of investment strategies to institutional and high-net-worth individuals, families and foundations for investment representatives, financial advisors and portfolio managers within The Private Bank, Banc of America Investment Services, Inc. (BAI) and GWIM. In this role, he surveys and evaluates the range of views across the financial marketplace, helps develop the firm's overall investment strategy and communicates the organization's point of view. Mr. Quinlan joined Bank of America in June 2003.

With nearly 20 years of financial services experience, Mr. Quinlan most recently served as a senior global economist/strategist for Morgan Stanley. Mr. Quinlan started his career with Merrill Lynch.

Mr. Quinlan earned his Master's in Political Economics and International Development from Fordham University and a BA in Political Science from Niagara University. Mr. Quinlan lectures on finance at New York University, where he has been a faculty member since 1992. In 1998 he was nominated as an Eisenhower Fellow and is currently a Fellow at the Paul H. Nitze School of Advanced International Studies of Johns Hopkins University and a Senior Fellow at the German Marshal Fund.

He has published more than 125 articles on economics, trade and finance, with publications appearing in such venues as Foreign Affairs, The Financial Times, The Wall Street Journal and Barron's. He is the author, co-author, editor or contributor to eight books. He regularly appears on CNBC as a guest host on Squawk Box, as well as Bloomberg television, PBS and other media venues.

Alison Ballard, CFA, Director of Research, Consulting Services Group and Vice President, Banc of America Investment Advisors, Inc. Ms. Ballard oversees CSG's mutual fund and separate account manager research efforts and the facilitation and development of topic papers and other advice-related deliverables for advisors and their clients. Ms. Ballard manages the analysts on the CSG Research team. Prior to joining Bank of America in June 2005, Ms. Ballard most recently served as the director of manager research and chair of the Due Diligence Committee at New England Pension Consultants ("NEPC"), where she was responsible for monitoring and assessing all investment managers across NEPC's diverse client base. Initially employed as a senior research analyst specializing in fixed income managers, Ms. Ballard was promoted to director of manager research in January 2002. At the time of her departure, assets under advisement were in excess of $225 billion. Her prior work experience also

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
CHANGE IN INVESTMENT COMMITTEE MEMBERSHIP (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


includes positions at Brown Brothers Harriman, Batterymarch Financial Management and Mellon Trust. Ms. Ballard is a CFA(R) charter holder and a member of both the CFA Institute and the Boston Security Analysts Society. She completed her M.B.A. at Warwick University in Warwickshire, England.

David M. Hohmann, Director of Fund Administration Operations, Alternative Investment Group and Senior Vice President, Banc of America Investment Advisors, Inc. Mr. Hohmann has been involved with the alternative investment industry for the past eight years. He is currently responsible for fund administration and operations of AI Group. In that capacity he is responsible for the funds' financial and tax reporting, accounting, audit and cash management functions. Prior to his current position, which he assumed in November 2005, he served as the Director of Fund Administration for AI Group's private equity fund of funds group at Bank of America. Previously to that he served as the Division Controller of FleetBoston's Principal Investing Group, where he had accounting responsibility for the group's direct private equity portfolio as well as the group's Fiduciary business. Mr. Hohmann was a Senior Associate in the Audit and Assurance practice of PricewaterhouseCoopers, specializing in the investment management industry. He received his undergraduate degree from the University of Massachusetts at Boston in 1991. Mr. Hohmann also served in the United States Naval Reserves until 1994. Mr. Hohmann is a certified public accountant.

Nichole Quinn, CIMA, Managing Director, Product Management, Development and Marketing, Alternative Investment Group and Senior Vice President, Banc of America Investment Advisors, Inc. As Managing Director, Ms. Quinn is responsible for overseeing all aspects of AI Group's marketing, product management and product development efforts. Prior to assuming this role in July 2006, Ms. Quinn was Managing Director, Product Management for the Consulting Services Group at Bank of America. In that role, her primary responsibilities included overseeing product management, communication, marketing, and a supporting sales desk for the fee-based platform. Prior to joining Bank of America in January 2002, Ms. Quinn was Director of the Northeast in a sales role at Wachovia Securities (formerly First Union Securities). Prior to that role, Ms. Quinn helped to build the fee-based platform at First Albany Inc., a regional investment firm in upstate New York. Ms. Quinn completed the Certified Financial Planner Education Program and holds a Certified Investment Management Analyst designation. Ms. Quinn is a member of the Investment Management Consultants Association.

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Alan Brott is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for the fiscal years ended March 31, 2006 and March 31, 2007 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $60,000 and $63,750, respectively.

AUDIT-RELATED FEES

     (b) The aggregate fees billed for the fiscal years ended March 31, 2006 and March 31, 2007 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,850 and $0, respectively. Audit-related fees include certain agreed-upon procedures performed for semi-annual shareholder reports and technical research on accounting and disclosure matters.

         During the fiscal years ended March 31, 2006 and March 31, 2007, there were no Audit-Related Fees billed by the Fund's principal accountant to the Fund's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund for an engagement that related directly to the operations and financial reporting of the Fund.

TAX FEES

     (c) The aggregate fees billed for the fiscal years ended March 31, 2006 and March 31, 2007 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $40,000 and $48,000, respectively.

         During the fiscal years ended March 31, 2006 and March 31, 2007, there were no Tax Fees billed by the Fund's principal accountant to the Fund's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund for an engagement that related directly to the operations and financial reporting of the Fund.

ALL OTHER FEES

     (d) The aggregate fees billed for the fiscal years ended March 31, 2006 and March 31, 2007 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
         (c) of this Item are $5,500 and $0, respectively.

         During the fiscal years ended March 31, 2006 and March 31, 2007, there were no All Other Fees billed by the Fund's principal accountant to the Fund's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund for an engagement that relates directly to the operations and financial reporting of the Fund.

  (e)(1) The registrant's Audit Committee is required to pre-approve the engagement of the registrant's independent accountants to provide audit and permissible non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant ("Adviser Affiliates"), if the engagement relates directly to the operations or financial reporting of the registrant.

         The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services ("Policy"). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant's independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively "Fund Services"); (ii) non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively "Fund-related Adviser Services"); and
         (iii) certain other audit and non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants. Pre-approval of non-audit services to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the "de minimis" requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

         Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent directors. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

         The Policy requires the Fund Treasurer or his or her designee to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committee will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations. That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform. The Fund Treasurer or his or her designee must update the fee amounts to the extent necessary at each of the regularly scheduled meetings of the Audit Committee.

  (e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the "de minimis" exception under paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X during the fiscal years ended March 31, 2006 and March 31, 2007 was zero.

     (f) Not applicable.

     (g) During the fiscal years ended March 31, 2006 and March 31, 2007, respectively, aggregate non-audit fees of approximately $25.1 million and $27.3 million were billed by the registrant's principal accountant to the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

     (h) The registrant's audit committee considered whether the provision of non-audit services rendered to the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

THE FOLLOWING IS A SUMMARY OF BAIA'S PROXY VOTING POLICY (THE "POLICY") AND PROXY VOTING GUIDELINES (THE "VOTING GUIDELINES").

Banc of America Investment Advisors, Inc. ("BAIA") generally will vote all proxies of which it becomes aware, subject to certain exceptions as noted below.

BAIA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, Alternative Investment Group ("AI Group") is the platform through which BAIA provides advisory services relating to Alternative Investments. In rare cases, BAIA is requested to vote on matters relating to investments in operating companies.

The voting rights of Alternative Investments generally are rights of contract set forth in the Limited Liability Company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of

Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

PROCESS
AI Group will vote all Alternative Investment proxies and consents in accordance with this Policy. AI Group's Investment Committee, which approves AI Group proxies, consists of AI Group senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

STANDARD FOR VOTING PROXIES
When BAIA votes proxies, it does so in a manner considered by BAIA to be in the best interest of its clients without regard to any resulting benefit or detriment to BAIA or its affiliates. The "best interest" of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as BAIA determines in its sole and absolute discretion.

CONFLICTS
From time to time, proxy-voting proposals may create or give rise to an actual or apparent conflict of interest between the interests of BAIA's clients and the interests of BAIA, its employees, ultimate parent company and/or many affiliates. BAIA and it's parent have adopted various policies and procedures designed to address any material conflicts of interest that may arise.

FOR FURTHER INFORMATION
Investors and prospective investors may obtain a copy of BAIA's Proxy Voting Policy upon request. BAIA's proxy decisions are confidential and are not available to prospective investors. Current investors who wish to obtain information concerning BAIA's proxy decisions on behalf of its clients, for the prior one-year period, may contact their designated Client Service Representative.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) The Fund's portfolio management decisions are made by an investment committee with representatives from portfolio management, operations, risk and other groups within Banc of America Investment Advisors, Inc. ("BAIA") and Bank of America Corporation. Below is a list of the current voting members.

DANIEL S. MCNAMARA, PRESIDENT, BANC OF AMERICA INVESTMENT ADVISORS, INC., MANAGING DIRECTOR, INVESTMENT PRODUCTS GROUP, ACTING MANAGING DIRECTOR, ALTERNATIVE INVESTMENT GROUP ("AI GROUP"). Mr. McNamara has served as BAIA's President since January 2006. In December 2005 he was named the Managing Director of Bank of America's Investment Products Group, in which the AI Group line of business is organized. From 2001 to 2006, Mr. McNamara was Managing Director of the Consulting Services Group and Investment Strategies Group, two other lines of business within the Investment Products Group.

Mr. McNamara earned a BS in Economics from Rutgers University in 1988.

ALLEN CHENG, MANAGING DIRECTOR, PORTFOLIO MANAGEMENT, FUND OF HEDGE FUNDS - ALTERNATIVE INVESTMENT GROUP AND SENIOR VICE PRESIDENT, BANC OF AMERICA INVESTMENT ADVISORS, INC. Mr. Cheng joined Bank of America in 2004 as manager of AI Group's fund-of-hedge funds team. He has significant experience in the alternative investment industry, particularly in identifying, selecting and monitoring hedge fund managers across multiple investment disciplines. From 2000 to 2004, Mr. Cheng was managing director and head of research at Optima Fund Management, an investment advisory firm that specializes in alternative investments.

Mr. Cheng earned a BA in Finance from the University of Maryland and an MBA degree from the University of Michigan.

JIM BOWDEN, MANAGING DIRECTOR - PORTFOLIO MANAGEMENT, PRIVATE EQUITY FUND OF FUNDS - ALTERNATIVE INVESTMENT GROUP AND SENIOR VICE PRESIDENT, BANC OF AMERICA INVESTMENT ADVISORS, INC. Mr. Bowden has managed AI Group's private equity fund-of-funds business since its formation in 1998. In that capacity, Mr.

Bowden has acted as the primary investment strategist for various private placement offerings and client advisory activities associated with the private equity asset class. He has led private placement capital raising activities, directed investment origination and has ongoing management and administration responsibilities for the business.

Mr. Bowden received his MBA and BBA from the University of Michigan in 1977 and 1975, respectively. Mr. Bowden is a Certified Public Accountant.

REED MURPHY, CIMA, DIRECTOR OF CONSULTING SERVICES GROUP AND EXECUTIVE VICE PRESIDENT, BANC OF AMERICA INVESTMENT ADVISORS, INC. As the managing director of the Consulting Services Group ("CSG") of Bank of America's Global Wealth and Investment Management ("GWIM") group, Mr. Murphy oversees all aspects of the group's research, product development, due diligence, program management and client reporting associated with its advisory and fee based separate account and mutual fund programs. CSG also encompasses a national accounts team, which is responsible for managing the firm's non-advisory mutual funds and 529 program offerings. CSG serves the firm's affluent, mass affluent, ultra high net worth and institutional clients through Bank of America Premier Banking & Investments, The Private Bank of Bank of America, and their extensions including International Private Bank, Family Wealth Advisors, Philanthropic Management Services, and Retirement Services Group. Mr. Reed joined Bank of America in March 2002.

Mr. Murphy chairs GWIM's Investment Strategy and Portfolio Management Committees. The Investment Strategies Committee is responsible for defining and distributing investment strategies across GWIM, including but not limited to, economic, market and asset allocation advice. The Portfolio Management Committee is responsible for the approval and oversight of investment manager offerings, portfolio construction methodologies and the discretionary management of separate account, mutual fund and ETF portfolios.

Mr. Murphy graduated summa cum laude from Saint Louis University with a degree in finance. He was awarded membership to the Beta Gamma Sigma Business Honor Society. He holds an Investment Strategist Certification and earned the Certified Investment Management Analyst (CIMA) designation, both from the Wharton School of Business and the Investment Management Consultants Association
(IMCA). Mr. Murphy is a current member of the Managed Money Institute (MMI) where is co-chair of the Bank Distribution and Services Committee. He is also a member of the Investment Management Consultants Association (IMCA) and the Global Association of Risk Professionals (GARP).

WILLIAM W. MARTIN, SENIOR VICE PRESIDENT, RISK EXECUTIVE, BANK OF AMERICA. Mr. Martin is the Risk Management Executive for Columbia Management Group and AI Group at Bank of America. In this role, which he has held since May 2005, he is responsible for managing market, credit and operational risk across approximately $400 billion of assets managed in Active Equities, Quantitative Strategies, Cash Investments, Fixed Income, Funds of Hedge Funds, Private Equity and Real Estate. Mr. Martin joined BAC in May 2005 from INVESCO, where he was Global Head of Investment Risk Management, responsible for risk management and performance measurement across approximately $200 billion of assets managed in investment centers around the world, covering Equities, Fixed Income, Structures Products, CDOs/CLOs, Hedge Funds, Private Equity and Real Estate. During his tenure, INVESCO achieved "global" AIMR GIPS compliant status, covering all assets under management. Prior to that, he was Global Head of Risk Management at the Royal Bank of Scotland Group, responsible for strategic, credit, market and operational risk across the Group's businesses.

In addition, Mr. Martin is Chairman of the Board of Trustees & Executive Committee for the Global Association of Risk Professionals, a not-for-profit association of 40,000 risk professionals around the world, offering education in all areas of risk management. Within GARP, Mr. Martin is also a member of the Editorial Board of the GARP Digital Library. Mr. Martin earned his bachelor of business administration degree in Management Science from the Baruch School of Business Administration of the City University of New York in 1978.

JOSEPH P. QUINLAN, MANAGING DIRECTOR, CHIEF MARKET STRATEGIST - INVESTMENT STRATEGIES GROUP AND SENIOR VICE PRESIDENT, BANC OF AMERICA INVESTMENT ADVISORS, INC. As Managing Director and Chief Market Strategist, Mr. Quinlan oversees the development and implementation of investment strategies to institutional and high-net-worth individuals, families and foundations for investment representatives, financial advisors and portfolio managers within The Private Bank, Banc of America Investment Services, Inc. (BAI) and GWIM. In this role, he surveys and evaluates the range of views across the financial marketplace, helps develop the firm's overall investment strategy and communicates the organization's point of view. Mr. Quinlan joined Bank of America in June 2003.

With nearly 20 years of financial services experience, Mr. Quinlan most recently served as a senior global economist/strategist for Morgan Stanley. Mr. Quinlan started his career with Merrill Lynch.

Mr. Quinlan earned his Master's in Political Economics and International Development from Fordham University and a BA in Political Science from Niagara University. Mr. Quinlan lectures on finance at New York University, where he has been a faculty member since 1992. In 1998 he was nominated as an Eisenhower Fellow and is currently a Fellow at the Paul H. Nitze School of Advanced International Studies of Johns Hopkins University and a Senior Fellow at the German Marshal Fund.

He has published more than 125 articles on economics, trade and finance, with publications appearing in such venues as FOREIGN Affairs, THE FINANCIAL TIMES, THE WALL STREET JOURNAL and BARRON'S. He is the author, co-author, editor or contributor to eight books. He regularly appears on CNBC as a guest host on Squawk Box, as well as Bloomberg television, PBS and other media venues.

ALISON BALLARD, CFA, DIRECTOR OF RESEARCH - CONSULTING SERVICES GROUP AND VICE PRESIDENT, BANC OF AMERICA INVESTMENT ADVISORS, INC. Ms. Ballard oversees CSG's mutual fund and separate account manager research efforts and the facilitation and development of topic papers and other advice-related deliverables for advisors and their clients. Ms. Ballard manages the analysts on the CSG Research team. Prior to joining Bank of America in June 2005, Ms. Ballard most recently served as the director of manager research and chair of the Due Diligence Committee at New England Pension Consultants ("NEPC"), where she was responsible for monitoring and assessing all investment managers across NEPC's diverse client base. Initially employed as a senior research analyst specializing in fixed income managers, Ms. Ballard was promoted to director of manager research in January 2002. At the time of her departure, assets under advisement were in excess of $225 billion. Ms. Ballard is a CFA(R) charter holder and a member of both the CFA Institute and the Boston Security Analysts Society. She completed her M.B.A. at Warwick University in Warwickshire, England.

DAVID M. HOHMANN, DIRECTOR OF FUND ADMINISTRATION OPERATIONS - ALTERNATIVE INVESTMENT GROUP AND SENIOR VICE PRESIDENT, BANC OF AMERICA INVESTMENT ADVISORS, INC. Mr. Hohmann has been involved with the alternative investment industry for the past eight years. He is currently responsible for fund administration and operations of AI Group. In that capacity he is responsible for the funds' financial and tax reporting, accounting, audit and cash management functions. Prior to his current position, which he assumed in November 2005, he served as the Director of Fund Administration for AI Group's private equity fund of funds group at Bank of America. Previously to that he served as the Division Controller of FleetBoston's Principal Investing Group, where he had accounting responsibility for the group's direct private equity portfolio as well as the group's Fiduciary business. Mr. Hohmann was a Senior Associate in the Audit and Assurance practice of PricewaterhouseCoopers, specializing in the investment management industry. He received his undergraduate degree from the University of Massachusetts at Boston in 1991. Mr. Hohmann also served in the United States Naval Reserves until 1994. Mr. Hohmann is a certified public accountant.

NICHOLE QUINN, CIMA, MANAGING DIRECTOR, PRODUCT MANAGEMENT, DEVELOPMENT AND MARKETING - ALTERNATIVE INVESTMENT GROUP AND SENIOR VICE PRESIDENT, BANC OF AMERICA INVESTMENT ADVISORS, INC. As Managing Director, Ms. Quinn is responsible for overseeing all aspects of AI Group's marketing, product management and product development efforts. Prior to assuming this role in July 2006, Ms. Quinn was Managing Director, Product Management for the Consulting Services Group at Bank of America. In that role, her primary responsibilities included overseeing product management, communication, marketing, and a supporting sales desk for the fee-based platform. Ms. Quinn completed the Certified Financial Planner Education Program and holds a Certified Investment Management Analyst designation. Ms. Quinn is a member of the Investment Management Consultants Association. Ms. Quinn earned a BS in Business from State University of Albany in 1993.

(2) The table below provides information regarding accounts (other than the registrant) managed by the investment committee voting members, as of March 31, 2007, as part of the committee or otherwise:

                                                                      NUMBER OF
                                                                      ACCOUNTS
                                                                     MANAGED FOR          ASSETS MANAGED
                                                                    WHICH ADVISORY          FOR WHICH
                          NUMBER OF                                     FEE IS           ADVISORY FEE IS
                          ACCOUNTS        TOTAL ASSETS MANAGED*      PERFORMANCE-          PERFORMANCE-
                          MANAGED                                       BASED                 BASED*
 TYPE OF ACCOUNT
DANIEL S. MCNAMARA

Registered Investment        0                    N/A                      0                   N/A
Companies

Other pooled                38              $2,745,921,338                26             $2,333,943,087
investment vehicles

Other accounts               2                 $596,000                    0                   N/A


ALLEN CHENG

Registered Investment        0                    N/A                      0                   N/A
Companies

Other pooled                38              $2,745,921,338                26             $2,333,943,087
investment vehicles

Other accounts               0                    N/A                      0                   N/A


JIM BOWDEN

Registered Investment        0                    N/A                      0                   N/A
Companies

Other pooled                38              $2,745,921,338                26             $2,333,943,087
investment vehicles

Other accounts               4                $1,249,303                   0                   N/A


REED MURPHY

Registered Investment        0                    N/A                      0                   N/A
Companies

Other pooled                38             $2,745,921,338                 26             $2,333,943,087
investment vehicles

Other accounts               5                 $750,000                    0                   N/A

WILLIAM MARTIN

Registered Investment        0                    N/A                      0                   N/A
Companies

Other pooled                38             $2,745,921,338                 26             $2,333,943,087
investment vehicles

Other accounts               0                    N/A                      0                   N/A


JOSEPH P. QUINLAN

Registered Investment        0                    N/A                      0                   N/A
Companies

Other pooled                38              $2,745,921,338                26             $2,333,943,087
investment vehicles

Other accounts               0                    N/A                      0                   N/A


ALISON BALLARD

Registered Investment        0                    N/A                      0                   N/A
Companies

Other pooled                38              $2,745,921,338                26             $2,333,943,087
investment vehicles

Other accounts               0                    N/A                      0                   N/A



DAVID HOHMANN

Registered Investment        0                    N/A                      0                   N/A
Companies

Other pooled                38              $2,745,921,338                26             $2,333,943,087
investment vehicles

Other accounts               3                 $200,000                    0                   N/A


NICHOLE QUINN

Registered Investment        0                    N/A                       0                   N/A
Companies

Other pooled                38              $2,745,921,338                26             $2,333,943,087
investment vehicles

Other accounts               8                 $900,000                    0                   N/A

*For purposes of this column, certain pooled investment vehicles have been valued as of December 31, 2006 due to the manner in which valuations are provided for these vehicle's underlying investments.

BAIA and its affiliates and their partners, officers and employees, including those involved in the investment activities and business operations of the Fund (collectively, for the purposes of this section "BAIA Affiliates"), are active participants in the global currency, equity, commodity, fixed-income and other markets in which the Fund directly or indirectly invests. As such, BAIA Affiliates are actively engaged in transactions in the same securities and other instruments in which the underlying funds selected by BAIA may invest. The proprietary activities or portfolio strategies of BAIA Affiliates and managers of underlying funds ("Fund Managers"), or the activities or strategies used for accounts managed by BAIA Affiliates or Fund Managers for other customer accounts, could conflict with the transactions and strategies employed by BAIA for the Fund or the Fund Managers for the underlying funds and could affect the prices and availability of the securities and instruments in which the Fund invests directly or indirectly through its investments in underlying funds. BAIA Affiliates' and the Fund Managers' trading activities are carried out without reference to positions held directly or indirectly by the Fund and may have an effect on the value of the positions so held or may result in their having an interest in an issuer that is adverse to that of the Fund. Neither BAIA Affiliates nor the Fund Managers are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, BAIA
Affiliates and the Fund Managers may directly or indirectly compete with the Fund for appropriate investment opportunities.

BAIA Affiliates may create, write or issue derivative instruments where the counterparty is an underlying fund in which the Fund has invested or the performance of which is based on the performance of the Fund. BAIA Affiliates may keep any profits, commissions and fees accruing to them in connection with their activities for themselves and other clients, and the fees or allocations from the Fund to BAIA Affiliates are not reduced thereby.

Conflicts also may arise because the BAIA Affiliates and the Fund Managers and their respective affiliates serve as investment managers to numerous other accounts, some of which may have investment programs similar to that Fund or the underlying funds, as the case may be. Although BAIA manages investments on behalf of a number of other investment funds and customer accounts, investment decisions and allocations are not necessarily made in parallel among the Fund's account and the other investment funds and customer accounts. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of other accounts managed by BAIA Affiliates. Nevertheless, the BAIA Affiliates at times, and from time to time, may elect to make, on behalf of other accounts that they manage, the same investments that the Fund makes; however, these investments may not be made in parallel and the size of these investments may not be based on the capital in each account. Rather, such investments may be allocated among accounts based on perception of the appropriate risk and reward ratio for each account, the liquidity of the account at the time of the investment and on an on-going basis, and the overall portfolio composition and performance of the account. Moreover, other accounts managed by BAIA Affiliates may make investments and utilize investment strategies that may not be made or utilized by the Fund. Accordingly, the other accounts managed by BAIA or BAIA affiliates may produce results that are materially different from those experienced by the Fund. There may be similar conflicts of interest between Fund Managers and underlying funds, which could indirectly disadvantage the Fund by virtue of its investments in underlying funds.

BAIA Affiliates from time to time may invest proprietary or client capital with portfolio managers, including Fund Managers selected for the Fund, and may also invest in the same underlying funds that may be purchased for the Fund or in the Fund directly. BAIA Affiliates may have other business relationships with such Fund Managers and/or underlying funds, including without limitation prime brokerage relationships.

BAIA provides investment management services to other clients, including other multi-manager funds and managed accounts that follow investment programs substantially similar to that of the Fund. As a result, where a limited investment opportunity would be appropriate for the Fund and also for one or more of its other clients, BAIA is required to choose among the Fund and such other clients in allocating such opportunity, or to allocate less of such opportunity to the Fund than it would ideally allocate if it did not provide investment management services to other clients. In addition, BAIA may determine that an investment opportunity is appropriate for a particular client, or for itself or an affiliate, but not for the Fund. Situations may arise in which other client accounts managed by BAIA or its affiliates have made investments that would have been suitable for the Fund but, for various reasons, were not pursued by, or available to, the Fund. BAIA attempts to allocate limited investment opportunities among the Fund and its other client accounts in a manner it believes to be reasonable and equitable.

Subject to applicable law, BAIA may allocate assets of the Fund to Fund Managers affiliated with it or with which BAIA Affiliates have a business relationship, but not on terms more favorable to such Fund Managers than could be obtained through arm's length negotiation. Such business relationships could include agreements pursuant to which a BAIA Affiliate provides services to a Fund Manager and is compensated by receiving a share of such Fund Manager's revenue, including revenue based on a percentage of the Fund Manager's assets under management. BAIA Affiliates may enter into placement agent agreements with a Fund Manager, pursuant to which such Fund Manager may compensate BAIA Affiliates for referring investors (other than the Fund) to the Fund Manager.

The Fund Managers may manage other accounts and may have financial incentives to favor certain of such accounts over the Fund or the underlying funds. Any of their proprietary accounts and other customer accounts may compete with the Fund or the underlying funds for specific trades, or may hold positions opposite to positions maintained on behalf of the Fund or the underlying Funds. The Fund Managers may give advice and recommend securities to, or buy or sell securities for, their respective portfolio or managed accounts in which the Fund's assets are invested, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, other accounts and customers even though their investment objectives may be the same as, or similar to, those of the Fund.

If a Fund Manager seeks to purchase or sell the same financial instruments for an underlying fund and other accounts managed by such Fund Manager (including managed accounts of employees and other related accounts), it is authorized to bunch orders for the underlying fund with orders of other clients and to allocate the aggregate amount of the investment purchased or sold among such accounts. When executions occur at different prices during the day, a Fund Manager generally will give participating clients the average price in that security during the day. If the amount that a Fund Manager has been able to execute in the desired price range is not sufficient to fill all of its orders, the total amount executed will be allocated to its accounts in a manner determined in the discretion of such Fund Manager to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold by the Fund Manager on behalf of an underlying fund.

     The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

o The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

o The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

o The trading of other accounts could be used to benefit higher-fee accounts (front- running).

o The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

     Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts.

Other present and future activities of BAIA Affiliates, the Fund Managers and/or their affiliates may give rise to additional conflicts of interest.

(3) Each committee member is a senior executive from business units within Bank of America's Global Wealth and Investment Management business. As such, the compensation packages for the members on the Fund's investment committee are composed of the same components used with all Bank of America senior executives: base salary, annual incentive performance bonus and equity awards. There is no direct link between any member's specific compensation with the Fund's investment performance.

In determining the base salaries, Bank of America intends to be competitive in the marketplace and ensure salaries are commensurate with each member's experience and ultimate responsibilities within each member's respective business unit. Bank of America regularly evaluates base salary levels with external industry studies and analysis of industry trends.

Each committee member's annual bonus and equity awards are discretionary awards distributed after measuring each member's contributions against quantitative and qualitative goals relative to their individual business responsibilities. Quantitative goals are relative to the individual's business unit, and are not directly related to the performance of the Fund or any other portfolio relative to any benchmark, or to the size of the Fund. An example of a quantitative measure is associate turnover ratio. Qualitative measures may include staff management and development, process management (ex: adherence to internal and external policies), business management and strategic business input to the business platform.

There are no pre-set allocations regarding the split between salary and performance incentives resulting in the total compensation for the individual member.

(4) As of March 31, 2007, no investment committee voting member owned any Interests in the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          BACAP Alternative Multi-Strategy Fund, LLC


By (Signature and Title)*             /s/ Daniel S. McNamara
                                      -----------------------------
                                      Daniel S. McNamara, President
                                      (Principal Executive Officer)
Date: June 7, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Daniel S. McNamara
                                      -----------------------------
                                      Daniel S. McNamara, President
                                      (Principal Executive Officer)
Date: June 7, 2007


By (Signature and Title)*             /s/ David Hohmann
                                      -----------------------------
                                      David Hohmann, Treasurer
                                      and Senior Vice President
                                      (Principal Financial Officer)
Date: June 7, 2007

* Print the name and title of each signing officer under his or her signature.